Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Building Improvements | Minimum
Estimated useful lives	10
Building Improvements | Maximum
Estimated useful lives	50
Furniture and equipment | Minimum
Estimated useful lives	3
Furniture and equipment | Maximum
Estimated useful lives	10